Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As Reported [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss	$ (72,129)
Net financial income	(32,308)
Net loss before income taxes	(104,437)
Income tax recovery	401
Net loss and total comprehensive loss	(104,036)	$ (175,644)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242
Total comprehensive loss, net of tax	$ (94,794)
Loss per share
Basic (in Dollars per share)	$ (0.4)
Diluted (in Dollars per share)	$ (0.4)
Weighted average number of common shares outstanding
Basic (in Shares)	262,237,117
Diluted (in Shares)	262,237,117
Warrants [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss
Net financial income	(4,886)
Net loss before income taxes	(4,886)
Income tax recovery
Net loss and total comprehensive loss	(4,886)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax
Total comprehensive loss, net of tax	$ (4,886)
Loss per share
Basic (in Dollars per share)	$ (0.02)
Diluted (in Dollars per share)	$ (0.02)
Weighted average number of common shares outstanding
Basic (in Shares)
Diluted (in Shares)
As Restated [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss	$ (72,129)
Net financial income	(37,194)
Net loss before income taxes	(109,323)
Income tax recovery	401
Net loss and total comprehensive loss	(108,922)	$ (175,644)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242
Total comprehensive loss, net of tax	$ (99,680)
Loss per share
Basic (in Dollars per share)	$ (0.42)
Diluted (in Dollars per share)	$ (0.42)
Weighted average number of common shares outstanding
Basic (in Shares)	262,237,117
Diluted (in Shares)	262,237,117